DWS Equity 500 Index VIP Annual Fund Operating Expenses - Class A [Member] - DWS Equity 500 Index VIP	Apr. 24, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.27%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.25%